Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	¥ 20,076,052	$ 2,910,754	¥ 17,388,865
Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	796,460	115,476	892,598
Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	14,267,056	2,068,529	10,484,066
Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,003,746	725,475	6,007,859
Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,790	$ 1,274	4,342
Fair Value Measurement Using Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	8,790		4,342
Fair Value Measurement Using Inputs Level 1 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,790		4,342
Fair Value Measurement Using Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	20,067,262		17,384,523
Fair Value Measurement Using Inputs Level 2 [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	796,460		892,598
Fair Value Measurement Using Inputs Level 2 [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	14,267,056		10,484,066
Fair Value Measurement Using Inputs Level 2 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,003,746		6,007,859
Fair Value Measurement Using Inputs Level 2 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 0		¥ 0